Debt Long-term Debt Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 67,054
2014	0
2015	0
2016	0
2017	594,503
Thereafter	203,510
Total Debt	$ 865,067	$ 840,276